SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, DC 20549

RULE 23C-2 NOTICE OF INTENTION TO REDEEM SECURITIES

of

BlackRock Municipal Income Trust
100 Bellevue Parkway
Wilmington, DE 19809
(888) 825-2257

under the

Investment Company Act of 1940

Investment Company Act File No. 811-10339

_________________

1.	Title of the class of securities of BlackRock Municipal Income Trust (the "Fund") to be redeemed:

Municipal Auction Rate Cumulative Preferred Shares, liquidation preference $25,000 per share, as identified by series and CUSIP in Annex A hereto (the "Shares").

2.	The date on which the securities are to be called or redeemed:

See Annex A for the dates on which Shares of each series are to be redeemed (the "Redemption Date").

3.	The applicable provisions of the governing instrument pursuant to which the securities are to be called or redeemed:

The Shares are to be redeemed pursuant to Section 11(a)(i) of the Fund's Statement of Preferences.

4.	The principal amount or number of shares and the basis upon which the securities to be redeemed are to be selected:

The Fund will redeem all of its outstanding Shares.  See Annex A for information concerning the number of Shares of each series and the aggregate principal amount of Shares of each series to be redeemed.

SIGNATURE

Pursuant to the requirement of Rule 23c-2 of the Investment Company Act of 1940, the Fund has duly caused this Notice of Intention to Redeem Securities to be signed on its behalf by the undersigned on this 19th day of December, 2011.

BLACKROCK MUNICIPAL INCOME TRUST

By:	/s/ Neal J. Andrews
Name: Neal J. Andrews
Title: Chief Financial Officer

Annex A

Series	Cusip	Redemption Date	Total Shares to be Redeemed	Principal Amount to be Redeemed

F-7	09248F604	January 9, 2012	2,167	$54,175,000
M-7	09248F208	January 10, 2012	2,167	$54,175,000
R-7	09248F505	January 13, 2012	2,167	$54,175,000
T-7	09248F307	January 11, 2012	2,167	$54,175,000
W-7	09248F406	January 12, 2012	2,167	$54,175,000

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